Income tax expense (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current tax
PRC enterprise income tax	¥ 8,208	¥ 486	¥ 20,393
Deferred tax
Origination and reversal of temporary differences (Note 21)	(20,006)	(13,073)	(6,357)
Income tax expense/(credit)	¥ (11,798)	¥ (12,587)	¥ 14,036